Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Revenue [Abstract]
Schedule of Changes in Deferred Revenue

The following table represents the changes in deferred revenue for the year ended December 31, 2024 and December 31, 2023:

Deferred Revenue
Balance at January 1, 2023 (*)	580
Additions	176
Revenue recognized in the reported period	(213)
Balance at December 31, 2023 (**)	543
Additions	165
Revenue recognized in the reported period -	(568)
Balance at December 31, 2024 (**)	140

*	Includes $398 thousand under long term deferred revenue in the Company’s consolidated balance sheets as of January 1, 2023.

**	Includes only short term deferred revenue in the Company’s consolidated balance sheets as of December 31, 2024 and 2023.